Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		11.25%	5.39%	4.21%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		15.92%	5.78%	4.02%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		18.13%	7.08%	5.28%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		18.08%	6.85%	5.07%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		17.71%	6.59%	4.80%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		16.92%	5.78%	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		11.40%	15.12%	11.68%
MSCI US IMI Real Estate 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US IMI Real Estate 25/50 Index
Average Annual Return, Percent	[1],[2]	15.85%	7.19%	5.68%
MSCI US IMI Real Estate 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US IMI Real Estate 25/50 Index
Average Annual Return, Percent	[3],[4]	15.85%	7.19%	5.68%
MSCI US IMI Real Estate 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US IMI Real Estate 25/50 Index
Average Annual Return, Percent	[5],[6]	15.85%	7.19%	5.68%
MSCI US IMI Real Estate 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US IMI Real Estate 25/50 Index
Average Annual Return, Percent	[7],[8]	15.85%	7.19%	5.68%

[1]
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.

[2]
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[3]
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.

[4]
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[5]
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.

[6]
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[7]
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.

[8]
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.